Matthews Japan Fund	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 97.4%
	Shares	Value
Information Technology: 20.7%
Semiconductors & Semiconductor Equipment: 8.4%
Tokyo Electron, Ltd.	121,300	$31,592,485
Renesas Electronics Corp.	1,196,500	21,322,419
Disco Corp.	26,700	9,759,744
		62,674,648
Electronic Equipment, Instruments & Components: 4.6%
Keyence Corp.	73,300	34,030,325
IT Services: 4.5%
NEC Corp.	287,100	20,959,834
OBIC Co., Ltd.	83,300	12,582,561
		33,542,395
Technology Hardware, Storage & Peripherals: 2.9%
FUJIFILM Holdings Corp.	977,100	21,940,407
Software: 0.3%
Appier Group, Inc.[b]	185,200	1,919,991
Total Information Technology		154,107,766

Consumer Discretionary: 20.1%
Broadline Retail: 5.2%
Isetan Mitsukoshi Holdings, Ltd.	1,223,500	19,857,487
Pan Pacific International Holdings Corp.	705,800	18,704,913
		38,562,400
Automobiles: 4.5%
Toyota Motor Corp.	819,600	20,715,366
Suzuki Motor Corp.	1,121,600	12,805,608
		33,520,974
Specialty Retail: 4.2%
Fast Retailing Co., Ltd.	69,700	21,594,880
ZOZO, Inc.	383,800	9,525,850
		31,120,730
Automobile Components: 2.5%
Denso Corp.	768,300	14,714,231
Yokohama Rubber Co., Ltd.	138,100	3,724,913
		18,439,144
Textiles, Apparel & Luxury Goods: 2.3%
Asics Corp.	292,700	13,856,101
Goldwin, Inc.	57,200	3,642,025
		17,498,126
Hotels, Restaurants & Leisure: 1.4%
Kyoritsu Maintenance Co., Ltd.	452,200	10,353,857
Total Consumer Discretionary		149,495,231

Industrials: 19.5%
Industrial Conglomerates: 5.9%
Hitachi, Ltd.	338,700	30,950,558
Hikari Tsushin, Inc.	68,000	12,788,841
		43,739,399

	Shares	Value
Trading Companies & Distributors: 5.5%
Mitsubishi Corp.	982,200	$22,699,851
ITOCHU Corp.	417,500	17,935,633
		40,635,484
Electrical Equipment: 2.9%
GS Yuasa Corp.	539,200	11,237,489
Mitsubishi Electric Corp.	617,100	10,329,605
		21,567,094
Professional Services: 2.9%
Recruit Holdings Co., Ltd.	489,000	21,470,429
Construction & Engineering: 1.6%
Kajima Corp.	588,900	12,086,981
Machinery: 0.6%
THK Co., Ltd.	205,100	4,822,231
Commercial Services & Supplies: 0.1%
TOPPAN Holdings, Inc.	45,400	1,138,042
Total Industrials		145,459,660

Financials: 12.6%
Insurance: 4.0%
Tokio Marine Holdings, Inc.	959,200	30,067,340
Financial Services: 3.4%
ORIX Corp.	1,143,500	25,010,347
Banks: 3.2%
Mitsubishi UFJ Financial Group, Inc.	2,339,500	23,802,312
Consumer Finance: 2.0%
Credit Saison Co., Ltd.	721,500	14,882,257
Total Financials		93,762,256

Materials: 7.7%
Chemicals: 6.0%
Shin-Etsu Chemical Co., Ltd.	766,000	33,598,254
Mitsui Chemicals, Inc.	376,200	11,036,191
		44,634,445
Construction Materials: 0.9%
Taiheiyo Cement Corp.	281,700	6,487,949
Metals & Mining: 0.8%
Nippon Steel Corp.	250,400	6,025,746
Total Materials		57,148,140

Health Care: 5.1%
Pharmaceuticals: 2.6%
Daiichi Sankyo Co., Ltd.	347,700	11,063,432
Sawai Group Holdings Co., Ltd.	218,200	8,531,220
		19,594,652
Health Care Equipment & Supplies: 2.5%
Terumo Corp.	1,014,200	18,558,494
Total Health Care		38,153,146
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Matthews Japan Fund	March 31, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Consumer Staples: 4.3%
Food Products: 2.4%
Ajinomoto Co., Inc.	484,700	$18,100,449
Household Products: 1.3%
Unicharm Corp.	291,500	9,280,270
Consumer Staples Distribution & Retail: 0.6%
Trial Holdings, Inc.[b]	268,200	4,668,430
Total Consumer Staples		32,049,149

Real Estate: 4.0%
Real Estate Management & Development: 4.0%
Mitsui Fudosan Co., Ltd.	1,837,200	19,807,724
Mitsubishi Estate Co., Ltd.	560,600	10,228,697
Total Real Estate		30,036,421

Communication Services: 3.4%
Entertainment: 1.4%
Capcom Co., Ltd.	560,600	10,502,342
Wireless Telecommunication Services: 1.4%
SoftBank Group Corp.	171,700	10,196,471

	Shares	Value
Diversified Telecommunication Services: 0.6%
Internet Initiative Japan, Inc.	237,300	$4,431,002
Total Communication Services		25,129,815

Total Investments: 97.4%		725,341,584
(Cost $563,921,733)
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.6%		19,468,937
Net Assets: 100.0%		$744,810,521

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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